Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
CURRENT
Cash and cash equivalents	$ 79,250	$ 211,302
Accounts receivable	12,506	169,545
Sales tax receivable	25,982	211,482
Prepaid expenses	19,742	49,295
Total current assets	137,480	641,624
Property and equipment	134,547	76,255
Intangible assets	445,708	518,778
TOTAL ASSETS	717,735	1,236,657
CURRENT
Accounts payable and accrued liabilities	833,254	334,452
Promissory note payable	37,870	0
Deferred revenue	0	15,220
TOTAL LIABILITIES	871,124	349,672
SHAREHOLDERS' EQUITY
Share Capital	6,256,524	5,716,131
Share subscriptions received	50,000	0
Warrant reserve	596,890	510,483
Share-based payment reserve	1,026,143	675,560
Accumulated deficit	(8,082,946)	(6,015,189)
TOTAL SHAREHOLDERS' (DEFICIENCY) EQUITY	(153,389)	886,985
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIENCY) EQUITY	$ 717,735	$ 1,236,657